STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Stock compensation expense	$ 47,023			$ 1,166
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Non-vested restricted units awarded	590,218
Weighted average grant-date fair value	$ 0.25
Weighted average vesting period	2 years
Unrecognized compensation expense	$ 150,237
Weighted average period	1 year 9 months
Employee [Member] | 2018 Equity Incentive Plan [Member]
Common stock reserved for issuance to employees	$ 10,000,000		$ 10,000,000
Employee [Member] | 2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stock awards					408,478
Stock compensation expense	26,784
Consultant [Member] | 2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stock awards					378,478
Stock compensation expense	$ 20,239